Note 11 - Warrants and Options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 11 - Warrants and Options

Options Granted

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Warrants Granted

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Options and Warrants Cancelled

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the nine months ended September 30, 2012.

No warrants were cancelled during the nine months ended September 30, 2012.

Options and Warrants Expired

During the nine months ended September 30, 2012, a total of 1,100,000 options and 2,407,780 warrants that were outstanding as of December 31, 2011 expired.

Options Exercised

No options were exercised during the nine months ended September 30, 2012.

Note 12 - Warrants and Options

Common Stock Options and Warrants Granted (2011)
On September 22, 2011, the Company's Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company's common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko's continued service to the Company:

-
275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;

-
225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;

-
167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;

-
166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and

-
166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 13, 2012 and the options were forfeited unexercised.

On August 26, 2011, the Company's Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 240,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2014 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0419, was $10,062 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 75,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2013 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0304, was $2,277 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 50,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $1,936 and was expensed during the year ended December 31, 2011.

On August 26, 2011 the Company's Board of Directors granted 25,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $968 and was expensed during the year ended December 31, 2011.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company's CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company's closing stock price on the date of sale was $0.17 per share. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 2, 2011, the Company's Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company's common stock at an exercise price of $0.25 per share (the "Option"), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options to the Company's President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

On February 8, 2011 the Company's Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229 and was expensed during the year ended December 31, 2011.

Common Stock Options and Warrants Granted (2010)
On September 27, 2010 the Company issued warrants to purchase 35,000 shares at $0.20 per share, exercisable for 36 months to the Company's major vendor in exchange for cash proceeds of $5,250 in conjunction with the sale of 35,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On September 10, 2010 the Company issued warrants to purchase 55,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $8,250 in conjunction with the sale of 55,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On August 31, 2010 the Company issued warrants to purchase 120,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 120,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $12,000 in conjunction with the sale of 240,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On July 19, 2010 the Company granted 1,500,000 cashless stock options as a bonus to the Company's CEO. The options are exercisable until July 18, 2014 at an exercise price of $0.22 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 483% and a call option value of $0.1999, was $299,803 and was expensed during the year ended December 31, 2010.

On June 10, 2010 the Company issued warrants to purchase 100,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 100,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $10,000 in conjunction with the sale of 200,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 111,112 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $20,000 in conjunction with the sale of 111,112 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 83,334 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $15,000 in conjunction with the sale of 83,334 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 27,778 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $50,000 in conjunction with the sale of 27,778 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 10, 2010 the Company issued warrants to purchase 55,556 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $10,000 in conjunction with the sale of 55,556 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 29, 2010 the Company issued warrants to purchase 280,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 280,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $28,000 in conjunction with the sale of 560,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 1, 2010 the Company issued warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000 in conjunction with the sale of 600,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 23, 2010 the Company issued warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000 in conjunction with the sale of 600,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 11, 2010 the Company issued warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000 in conjunction with the sale of 400,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 1, 2010 the Company granted 100,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to the Company's CEO. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 100,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to the Company's President of Programming. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 100,000 cashless stock options as compensation for service on the board of directors in 2010 to one of its directors. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $4,942 and was expensed during the year ended December 31, 2010.

On March 1, 2010 the Company granted 75,000 cashless stock options as prepaid compensation for service on the board of directors in 2010 to one of its directors. The options are exercisable until March 1, 2013 at an exercise price of $0.10 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 431% and a call option value of $0.0494, was $3,706.

On March 1, 2010 the Company issued warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000 in conjunction with the sale of 400,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Options and Warrants Cancelled
No options or warrants were cancelled during the years ended December 31, 2011 and 2010.

Common Stock Options and Warrants Expired (2011)
During the year ended December 31, 2011, a total of 1,075,000 options and 120,000 warrants that were outstanding as of December 31, 2010 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options and Warrants Expired (2010)
During the year ended December 31, 2010, a total of 1,935,000 options and warrants that were outstanding as of December 31, 2009 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options Exercised
No options were exercised during the years ended December 31, 2011 and 2010.

The following is a summary of information about the Common Stock Options outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.10 - $0.25	9,364,000	1.90 years	$0.19	8,614,000	$0.19

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:
	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.46%	1.26%
Average expected life (in years)	1.90	2.07
Volatility	197%	441%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's common stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock options. During 2011 and 2010, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.22 and $0.20 per option, respectively.

The following is a summary of activity of outstanding common stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	7,160,000	$0.23
Options expired	(1,685,000)	(0.36)
Options cancelled	-	-
Options granted	1,875,000	0.20
Options exercised	-	-

Balance, December 31, 2010	7,350,000	0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	-	-
Options granted	3,089,000	0.22
Options exercised	-	-

Balance, December 31, 2011	9,364,000	$0.19

Exercisable, December 31, 2011	8,614,000	$0.19

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2011.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	6,842,345	1.14 years	$0.31	6,842,345	$0.31

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:
	December 31,	December 31,
	2011	2010

Average risk-free interest rates	0.46%	1.26%
Average expected life (in years)	1.90	2.07
Volatility	197%	441%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company's common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2011 and 2010, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2011 and 2010 was approximately $0.31 and $0.41 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2009	2,670,000	$0.23
Warrants expired	(250,000)	0.30
Warrants cancelled	-	-
Warrants granted	3,552,780	0.33
Warrants exercised	-	-

Balance, December 31, 2010	5,972,780	0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	-	-
Warrants granted	869,565	0.41
Warrants exercised	-	-

Balance, December 31, 2011	6,552,345	$0.31

Exercisable, December 31, 2011	6,552,345	$0.31